Stockholders' equity (deficit) - Stock (Details)		9 Months Ended
	Jul. 18, 2023 Vote	Sep. 30, 2023 Vote shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Stockholders' deficit
Common stock, shares authorized		0	1,608,370,000	1,590,550,754
Preferred stock, shares authorized		10,000,000	0
Common stock shares reserved for future issuance		6,353,473	1,325,890,931	1,325,468,004
Series A Common Stock Warrants
Stockholders' deficit
Common stock shares reserved for future issuance		1,000
Series D redeemable convertible preferred stock warrants
Stockholders' deficit
Common stock shares reserved for future issuance			79,545	79,545
Series A Common Stock
Stockholders' deficit
Common stock, shares authorized		500,000,000	0
Number of votes per share | Vote	1	1
Beneficial ownership stock held (as a percent)		4.99%
Options to purchase common stock
Stockholders' deficit
Common stock shares reserved for future issuance		3,766,505	3,190,450	2,138,110
Options authorized and available for issuance
Stockholders' deficit
Common stock shares reserved for future issuance		2,585,968	181,191	810,604
Warrants
Stockholders' deficit
Common stock shares reserved for future issuance			40,268	40,268
Warrants | Series D redeemable convertible preferred stock warrants
Stockholders' deficit
Common stock shares reserved for future issuance			79,545
Redeemable convertible preferred stock
Stockholders' deficit
Common stock shares reserved for future issuance			1,322,399,477	1,322,399,477